PENSIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PENSIONS
Percentage of defined benefit plans in USA, UK and Austria represented of defined benefit obligation	81.00%
Net defined benefit liability (asset)	$ 13.1	$ 18.3	$ 23.9	$ 31.8
Estimated contribution to the pension plans	$ 3.8
Weighted average of the duration	10 years 9 months 18 days	10 years 6 months	10 years 8 months 12 days
Effect of asset ceiling
PENSIONS
Net defined benefit liability (asset)	$ 0.0	$ 0.5